Jeremy D. Franklin
Managing Director, Associate General Counsel

8500 Andrew Carnegie Boulevard
Charlotte, NC 28262

T 704 988-4101
Jeremy.Franklin@nuveen.com

March 1, 2024

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on February 23, 2024.

Please contact the undersigned at (704) 988-4101 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin